Equity (Details) - Schedule of outstanding warrants to purchase Series B convertible preferred stock - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity (Details) - Schedule of outstanding warrants to purchase Series B convertible preferred stock [Line Items]
Number of shares	25,775,905	25,775,905
Exercise price (in Dollars per share)	$ 5.787	$ 5.787
Dragasac Warrant [Member]
Equity (Details) - Schedule of outstanding warrants to purchase Series B convertible preferred stock [Line Items]
Number of shares	8,495,796	8,495,796
Exercise price (in Dollars per share)	$ 5.20 [1]	$ 5.20 [2]
Expiration date	Mar. 16, 2025	Mar. 16, 2025
March 2020 Series B Warrants [Member]
Equity (Details) - Schedule of outstanding warrants to purchase Series B convertible preferred stock [Line Items]
Number of shares	17,280,109	17,280,109
Exercise price (in Dollars per share)	$ 5.79	$ 5.79
Expiration date	Mar. 16, 2025	Mar. 16, 2025

[1]	The exercise price is the lessor of $5.20/share or 80% of either (i) the value attributed to one share of Series B Preferred Stock upon consummation of a change in control or the closing of a strategic transaction or (ii) the price at which one share of common stock is sold to the public market in an initial public offering.
[2]	The exercise price is the lessor of $5.20/share or 80% of either (i) the value attributed to one share of Series B Preferred Stock upon consummation of a change in control or the closing of a strategic transaction or (ii) the price at which one share of common stock is sold to the public market in an initial public offering.